Stock-Based Compensation - Summary of Stock Option Activity (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding Options, Balance as of December 31, 2023 | shares	1,935
Granted | shares	0
Exercised | shares	(72)
Forfeited and expired | shares	(478)
Outstanding Options, Balance as of December 31, 2024 | shares	1,385
Exercisable as of December 31, 2024 | shares	1,360
Weighted-Average Exercise Price, Balance as of December 31, 2023 | $ / shares	$ 15.58
Weighted-Average Exercise Price, Granted | $ / shares	0
Weighted-Average Exercise Price, Exercised | $ / shares	1.17
Weighted-Average Exercise Price, Forfeited and Expired | $ / shares	24.42
Weighted-Average Exercise Price, Balance as of December 31, 2024 | $ / shares	13.26
Weighed-Average Exercise Price, Exercisable as of December 31, 2024 | $ / shares	$ 12.62
Weighted-Average Remaining Term	4 years 5 months 4 days
Weighted-Average Remaining Contractual Term, Exercisable as of December 31, 2024	4 years 4 months 24 days